Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	44,296,242	29,624,663
Maximum
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 1.53	$ 1.53
Warrant term	5 years	5 years
Minimum
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share)	$ 0.36	$ 0.36
Warrant term	1 year	1 year
Convertible promissory notes | Convertible Notes 2019
Class of Warrant or Right [Line Items]
Number of shares called from exchange of warrants (in shares)	5,000,000
Debt Instrument, Unamortized Discount	$ 1,200
Notes Payable
Class of Warrant or Right [Line Items]
Debt Instrument, Unamortized Discount	571
Notes Payable | 2020 Credit Agreement
Class of Warrant or Right [Line Items]
Debt Instrument, Unamortized Discount	$ 200
Shares reserved for warrants to purchase shares of common stock
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	6,001,639	6,001,639
Series A Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	178,372	178,372
Exercise Price (in dollars per share)	$ 0.4485	$ 0.4485
Term	10 years	10 years
Series D Preferred Stock Warrants 2017
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	6,247,984	6,269,223
Exercise Price (in dollars per share)	$ 1.5326	$ 1.5326
Term	7 years	7 years
Series D Preferred Stock Warrants 2019 and 2020
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	37,869,886	23,177,068
Exercise Price (in dollars per share)	$ 1.5326	$ 1.5326
Term	7 years	7 years